Equity	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Equity
(24)	Equity
Common and preferred shares
On November 5, 2013 “The Company issued 12,500,000 American Depository Shares (ADS) “ and each represented eight preferred shares. The net income derived from this offer amounts to $183,553 million (net of deduction of emission costs for $3,956), the preferred shares do not have the right to vote nor can they become common shares, the holders of the preferred shares and ADSs will be entitled to receive a minimum dividend to be paid with preference over the holders of the common shares, provided that the dividends have been declared by our shareholders at the annual meeting, If no dividends are declared, none of our shareholders will be entitled to dividends, If the dividends are declared and our annual distributable earnings are sufficient to pay a dividend of at least COP$50 per share to all of our holders of preferred and ordinary shares, such benefits will be paid equally with respect to our preferred and ordinary shares, however, if our earnings Annual distributions are insufficient to pay a dividend of at least COP$50 per share to all our holders of preferred and ordinary shares, a minimum preferred dividend of COP$50 per share will be distributed in proportion to the holders of preferred shares, and any excess over said minimum preferred dividend will be distributed exclusively to holders of ordinary shares.
In relation to this offer, common shareholders (“selling shareholders”) converted 75,599,997 common shares to preferred shares representing 14,734,910 ADS. As a result, the number of common shares was reduced to 665,800,003 and the number of preferred shares increased by 75,599,997 for a total of 331,187,285 preferred shares. The Group did not receive any part of the net income from the sale of the ADS by the selling shareholders.
As of December 31, 2013, “the Group acquired 197,141 of its current preferred shares” consequently, current preferred shares decreased by $25 and the additional capital paid in preferred shares was reduced by $452.
On November 28, 2014, common shareholders (“selling shareholders”) converted 5,000,000 ordinary shares to preferred shares, as a consequence, the number of common shares was reduced to 660,800,003 and the number of preferred shares increased by 5,000,000 to 336,187,285 preferred shares.
The following is a summary of authorized, issued and paid shares:

	December 31, 2020	December 31, 2019
Authorized shares	4,000,000,000	4,000,000,000
Common shares issued and paid	660,800,003	660,800,003
Preferred shares issued and paid	336,187,285	336,187,285

The nominal value per share is $0.12 Expressed in cents.
Other Comprehensive Income (“OCI”) Reserves
The movement of the other comprehensive income from December 31 2019, to December 31, 2020, is as follows:

	Attributable to owners of the Company
				Income tax reserves relating to (4)
	Hedging reserves (1)	Fair value reserves (2)	Reserves relating to actuarial gains and losses (3)	Fair value reserves	Reserves relating to actuarial gains and losses	Revaluation of administrative property (5)	Total	NCI	Total OCI
As of December 31, 2019	$(3,098)	$457	$(116,704)	$3	$527	$40,695	$(78,120)	$16	$(78,104)
Other comprehensive Income (loss) for the Period	495	503	(14,608)	—	(855)	1,074	(13,391)	587	(12,804)

As of December 31, 2020	$(2,603)	$960	$(131,312)	$3	$(328)	$41,769	$(91,511)	$603	$(90,908)

The movement of the other comprehensive income from December 31 2018, to December 31, 2019, is as follows:

	Attributable to owners of the Company
				Income tax reserves relating to (4)
	Hedging reserves (1)	Fair value reserves (2)	Reserves relating to actuarial gains and losses (3)	Fair value reserves	Reserves relating to actuarial gains and losses	Revaluation of administrative property (5)	Total	NCI	Total OCI
As of December 31, 2018	$(7,194)	$(748)	$(74,177)	$3	$86	$37,934	$(44,096)	$194	$(43,902)
Other comprehensive Income (loss) for the Period	4,096	1,205	(42,527)	—	441	2,761	(34,024)	(178)	(34,202)

As of December 31, 2019	$(3,098)	$457	$(116,704)	$3	$527	$40,695	$(78,120)	$16	$(78,104)

(1)	Hedging Reserves
The hedging reserve comprises the effective portion of the cumulative net change in the fair value of hedging instruments used in cash flow hedges pending subsequent recognition of the hedged cash flows (See note 28).

(2)	Fair value reserves
The fair value reserve comprises the cumulative net change in the fair value of available–for–sale financial assets until the assets are derecognized or impaired.

(3)	Reserve relating to actuarial gains and losses
It comprises actuarial gains or losses on defined benefit plans and post–retirement medical benefits recognized in other comprehensive income.

(4)	Income tax on other comprehensive income
Whenever an item of other comprehensive income gives rise to a temporary difference, a deferred income tax asset or liability is recognized directly in other comprehensive income

(5)	Revaluation of administrative property
Revaluation of administrative property is related to the revaluation of administrative buildings and property in Colombia, Costa Rica, and El Salvador. The revaluation reserve is adjusted for increases or decreases in fair values of such property.
The following provides an analysis of items presented net in the statement of consolidated statement of comprehensive income which have been subject to reclassification, without considering items remaining in OCI which are never reclassified to profit of loss:

	December 31, 2020	December 31, 2019
Cash flow hedges:
Reclassification during the year to profit or loss	$4,152	$(4,481)
Effective valuation of cash flow hedged	(3,678)	8,413

	$474	$3,932

Fair value reserves:
Valuations of investments in fair value with changes in OCI	$503	$1,205

	$503	$1,205